Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	8,115	$ 1,341,085
General Dynamics Corp.	3,555	492,119
Howmet Aerospace, Inc.	6,525	109,098
Huntington Ingalls Industries, Inc.	647	91,065
L3Harris Technologies, Inc.	3,367	571,851
Lockheed Martin Corp.	3,763	1,442,283
Northrop Grumman Corp.	2,371	748,027
Raytheon Technologies Corp.	23,366	1,344,480
Teledyne Technologies, Inc.(1)	590	183,024
Textron, Inc.	3,724	134,399
TransDigm Group, Inc.	813	386,272
		$6,843,703
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,120	$216,643
Expeditors International of Washington, Inc.	2,596	234,990
FedEx Corp.	3,687	927,354
United Parcel Service, Inc., Class B	10,925	1,820,433
		$3,199,420
Airlines — 0.2%
Alaska Air Group, Inc.	2,098	$76,850
American Airlines Group, Inc.(2)	8,011	98,455
Delta Air Lines, Inc.	9,391	287,177
Southwest Airlines Co.	9,022	338,325
United Airlines Holdings, Inc.(1)	4,451	154,672
		$955,479
Auto Components — 0.1%
Aptiv PLC	4,130	$378,638
BorgWarner, Inc.	3,369	130,515
		$509,153
Automobiles — 0.2%
Ford Motor Co.	61,622	$410,402
General Motors Co.	19,262	569,963
		$980,365
Banks — 3.3%
Bank of America Corp.	117,487	$2,830,262
Citigroup, Inc.	31,843	1,372,752
Citizens Financial Group, Inc.	6,528	165,028
Comerica, Inc.	2,405	91,991
Fifth Third Bancorp	10,894	232,260
Security	Shares	Value
Banks (continued)
First Republic Bank	2,750	$ 299,915
Huntington Bancshares, Inc.	16,850	154,514
JPMorgan Chase & Co.	47,060	4,530,466
KeyCorp	16,070	191,715
M&T Bank Corp.	2,066	190,258
People's United Financial, Inc.	7,516	77,490
PNC Financial Services Group, Inc. (The)	6,617	727,274
Regions Financial Corp.	14,686	169,330
SVB Financial Group(1)	792	190,571
Truist Financial Corp.	20,612	784,287
U.S. Bancorp	20,966	751,631
Wells Fargo & Co.	63,667	1,496,811
Zions Bancorp NA	2,781	81,261
		$14,337,816
Beverages — 1.6%
Brown-Forman Corp., Class B	2,873	$216,394
Coca-Cola Co. (The)	59,575	2,941,218
Constellation Brands, Inc., Class A	2,620	496,516
Molson Coors Beverage Co., Class B	3,257	109,305
Monster Beverage Corp.(1)	5,831	467,646
PepsiCo, Inc.	21,348	2,958,833
		$7,189,912
Biotechnology — 2.1%
AbbVie, Inc.	27,218	$2,384,025
Alexion Pharmaceuticals, Inc.(1)	3,444	394,097
Amgen, Inc.	9,038	2,297,098
Biogen, Inc.(1)	2,421	686,789
Gilead Sciences, Inc.	19,176	1,211,731
Incyte Corp.(1)	2,917	261,772
Regeneron Pharmaceuticals, Inc.(1)	1,599	895,088
Vertex Pharmaceuticals, Inc.(1)	3,984	1,084,126
		$9,214,726
Building Products — 0.5%
A.O. Smith Corp.	2,122	$112,042
Allegion PLC	1,516	149,947
Carrier Global Corp.	12,699	387,827
Fortune Brands Home & Security, Inc.	2,113	182,817
Johnson Controls International PLC	11,602	473,942
Masco Corp.	4,247	234,137
Trane Technologies PLC	3,731	452,384
		$1,993,096

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.5%
Ameriprise Financial, Inc.	1,840	$ 283,562
Bank of New York Mellon Corp. (The)	12,568	431,585
BlackRock, Inc.	2,169	1,222,340
Cboe Global Markets, Inc.	1,809	158,722
Charles Schwab Corp. (The)	17,872	647,502
CME Group, Inc.	5,485	917,695
E*Trade Financial Corp.	3,382	169,269
Franklin Resources, Inc.	4,468	90,924
Goldman Sachs Group, Inc. (The)	5,263	1,057,705
Intercontinental Exchange, Inc.	8,535	853,927
Invesco, Ltd.	6,136	70,012
MarketAxess Holdings, Inc.	591	284,620
Moody's Corp.	2,515	728,973
Morgan Stanley	18,329	886,207
MSCI, Inc.	1,279	456,322
Nasdaq, Inc.	1,872	229,713
Northern Trust Corp.	3,245	253,013
Raymond James Financial, Inc.	1,867	135,843
S&P Global, Inc.	3,686	1,329,171
State Street Corp.	5,490	325,722
T. Rowe Price Group, Inc.	3,472	445,180
		$10,978,007
Chemicals — 1.8%
Air Products & Chemicals, Inc.	3,379	$1,006,469
Albemarle Corp.	1,749	156,151
Celanese Corp.	1,913	205,552
CF Industries Holdings, Inc.	3,365	103,339
Corteva, Inc.	11,843	341,197
Dow, Inc.	11,336	533,359
DuPont de Nemours, Inc.	11,445	634,969
Eastman Chemical Co.	2,070	161,708
Ecolab, Inc.	3,857	770,783
FMC Corp.	2,019	213,832
International Flavors & Fragrances, Inc.	1,758	215,267
Linde PLC	8,107	1,930,520
LyondellBasell Industries NV, Class A	4,063	286,401
Mosaic Co. (The)	5,276	96,392
PPG Industries, Inc.	3,609	440,587
Sherwin-Williams Co. (The)	1,260	877,892
		$7,974,418
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,368	$455,311
Copart, Inc.(1)	3,223	338,931
Republic Services, Inc.	3,215	300,120
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	2,223	$ 120,464
Waste Management, Inc.	5,945	672,796
		$ 1,887,622
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	898	$ 185,823
Cisco Systems, Inc.	65,236	2,569,646
F5 Networks, Inc.(1)	973	119,455
Juniper Networks, Inc.	5,297	113,885
Motorola Solutions, Inc.	2,597	407,236
		$3,396,045
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	2,095	$194,353
Quanta Services, Inc.	2,163	114,336
		$308,689
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	971	$228,534
Vulcan Materials Co.	2,094	283,821
		$512,355
Consumer Finance — 0.5%
American Express Co.	9,975	$999,994
Capital One Financial Corp.	6,984	501,870
Discover Financial Services	4,933	285,029
Synchrony Financial	8,304	217,315
		$2,004,208
Containers & Packaging — 0.3%
Amcor PLC(1)	24,557	$271,355
Avery Dennison Corp.	1,362	174,118
Ball Corp.	5,085	422,665
International Paper Co.	6,012	243,726
Packaging Corp. of America	1,479	161,285
Sealed Air Corp.	2,451	95,123
WestRock Co.	3,971	137,953
		$1,506,225
Distributors — 0.1%
Genuine Parts Co.	2,207	$210,040
LKQ Corp.(1)	4,282	118,740
		$328,780

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	30,610	$ 6,518,093
		$ 6,518,093
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	109,793	$ 3,130,198
CenturyLink, Inc.	16,009	161,531
Verizon Communications, Inc.	63,732	3,791,417
		$ 7,083,146
Electric Utilities — 1.8%
Alliant Energy Corp.	3,804	$196,477
American Electric Power Co., Inc.	7,730	631,773
Duke Energy Corp.	11,249	996,212
Edison International	5,851	297,465
Entergy Corp.	3,062	301,699
Evergy, Inc.	3,537	179,750
Eversource Energy	5,282	441,311
Exelon Corp.	14,905	533,003
FirstEnergy Corp.	8,292	238,063
NextEra Energy, Inc.	7,557	2,097,521
NRG Energy, Inc.	3,807	117,027
Pinnacle West Capital Corp.	1,764	131,506
PPL Corp.	11,991	326,275
Southern Co. (The)	16,154	875,870
Xcel Energy, Inc.	8,035	554,495
		$7,918,447
Electrical Equipment — 0.5%
AMETEK, Inc.	3,617	$359,530
Eaton Corp. PLC	6,239	636,565
Emerson Electric Co.	9,319	611,047
Rockwell Automation, Inc.	1,807	398,769
		$2,005,911
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	4,615	$499,666
CDW Corp.	2,274	271,811
Corning, Inc.	11,639	377,220
FLIR Systems, Inc.	2,189	78,476
IPG Photonics Corp.(1)	616	104,702
Keysight Technologies, Inc.(1)	2,862	282,708
TE Connectivity, Ltd.	5,145	502,872
Zebra Technologies Corp., Class A(1)	828	209,037
		$2,326,492
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,603	$ 140,914
Halliburton Co.	13,813	166,447
National Oilwell Varco, Inc.	6,752	61,173
Schlumberger NV	21,647	336,827
TechnipFMC PLC	7,315	46,158
		$ 751,519
Entertainment — 2.0%
Activision Blizzard, Inc.	11,806	$ 955,696
Electronic Arts, Inc.(1)	4,503	587,236
Live Nation Entertainment, Inc.(1)	2,351	126,672
Netflix, Inc.(1)	6,808	3,404,204
Take-Two Interactive Software, Inc.(1)	1,749	288,970
Walt Disney Co. (The)	27,829	3,453,022
		$8,815,800
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	1,794	$287,040
American Tower Corp.	6,784	1,639,896
Apartment Investment and Management Co., Class A	2,585	87,166
AvalonBay Communities, Inc.	2,210	330,041
Boston Properties, Inc.	2,276	182,763
Crown Castle International Corp.	6,500	1,082,250
Digital Realty Trust, Inc.	4,185	614,191
Duke Realty Corp.	5,817	214,647
Equinix, Inc.	1,354	1,029,216
Equity Residential	5,238	268,867
Essex Property Trust, Inc.	1,046	210,026
Extra Space Storage, Inc.	2,049	219,223
Federal Realty Investment Trust	1,146	84,162
Healthpeak Properties, Inc.	8,291	225,101
Host Hotels & Resorts, Inc.	11,966	129,113
Iron Mountain, Inc.(2)	4,836	129,556
Kimco Realty Corp.	7,168	80,712
Mid-America Apartment Communities, Inc.	1,805	209,290
Prologis, Inc.	11,300	1,137,006
Public Storage	2,377	529,405
Realty Income Corp.	5,445	330,784
Regency Centers Corp.	2,413	91,742
SBA Communications Corp.	1,712	545,238
Simon Property Group, Inc.	4,679	302,638
SL Green Realty Corp.(2)	1,360	63,063
UDR, Inc.	4,724	154,050
Ventas, Inc.	5,706	239,424
Vornado Realty Trust	2,668	89,938
Welltower, Inc.	6,620	364,696

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	11,639	$ 331,944
		$ 11,203,188
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	6,808	$ 2,416,840
Kroger Co. (The)	11,899	403,495
Sysco Corp.	7,918	492,658
Walgreens Boots Alliance, Inc.	11,001	395,156
Walmart, Inc.	21,453	3,001,489
		$6,709,638
Food Products — 1.1%
Archer-Daniels-Midland Co.	8,809	$409,530
Campbell Soup Co.	2,841	137,419
Conagra Brands, Inc.	7,471	266,789
General Mills, Inc.	9,564	589,908
Hershey Co. (The)	2,347	336,419
Hormel Foods Corp.(2)	4,400	215,116
JM Smucker Co. (The)	1,861	214,983
Kellogg Co.	3,940	254,485
Kraft Heinz Co. (The)	9,856	295,187
Lamb Weston Holdings, Inc.	2,342	155,204
McCormick & Co., Inc.	1,929	374,419
Mondelez International, Inc., Class A	21,847	1,255,110
Tyson Foods, Inc., Class A	4,501	267,720
		$4,772,289
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,947	$186,114
		$186,114
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	27,296	$2,970,624
ABIOMED, Inc.(1)	722	200,037
Align Technology, Inc.(1)	1,118	365,989
Baxter International, Inc.	7,743	622,692
Becton, Dickinson and Co.	4,434	1,031,703
Boston Scientific Corp.(1)	21,882	836,111
Cooper Cos., Inc. (The)	751	253,177
Danaher Corp.	9,747	2,098,822
DENTSPLY SIRONA, Inc.	3,629	158,696
DexCom, Inc.(1)	1,440	593,611
Edwards Lifesciences Corp.(1)	9,665	771,460
Hologic, Inc.(1)	4,158	276,382
IDEXX Laboratories, Inc.(1)	1,301	511,436
Intuitive Surgical, Inc.(1)	1,790	1,270,077
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	20,730	$ 2,154,262
ResMed, Inc.	2,275	390,003
STERIS PLC	1,301	229,223
Stryker Corp.	5,028	1,047,684
Teleflex, Inc.	755	257,017
Varian Medical Systems, Inc.(1)	1,483	255,076
West Pharmaceutical Services, Inc.	1,129	310,362
Zimmer Biomet Holdings, Inc.	3,255	443,136
		$17,047,580
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp., Class A	2,248	$217,876
Anthem, Inc.	3,847	1,033,266
Cardinal Health, Inc.	4,629	217,332
Centene Corp.(1)	8,863	516,979
Cigna Corp.	5,616	951,407
CVS Health Corp.	20,017	1,168,993
DaVita, Inc.(1)	1,160	99,354
HCA Healthcare, Inc.	4,033	502,834
Henry Schein, Inc.(1)	2,184	128,375
Humana, Inc.	2,023	837,299
Laboratory Corp. of America Holdings(1)	1,516	285,417
McKesson Corp.	2,525	376,048
Quest Diagnostics, Inc.	2,153	246,497
UnitedHealth Group, Inc.	14,665	4,572,107
Universal Health Services, Inc., Class B	1,283	137,307
		$11,291,091
Health Care Technology — 0.1%
Cerner Corp.	4,747	$343,161
		$343,161
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.(2)	7,629	$115,808
Chipotle Mexican Grill, Inc.(1)	428	532,308
Darden Restaurants, Inc.	2,069	208,431
Domino's Pizza, Inc.	620	263,674
Hilton Worldwide Holdings, Inc.	4,241	361,842
Las Vegas Sands Corp.	5,241	244,545
Marriott International, Inc., Class A	4,068	376,615
McDonald's Corp.	11,471	2,517,770
MGM Resorts International	6,262	136,198
Norwegian Cruise Line Holdings, Ltd.(1)	3,550	60,741
Royal Caribbean Cruises, Ltd.(2)	2,805	181,568
Starbucks Corp.	18,060	1,551,715
Wynn Resorts, Ltd.	1,576	113,173

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	4,610	$ 420,893
		$ 7,085,281
Household Durables — 0.4%
D.R. Horton, Inc.	5,062	$ 382,839
Garmin, Ltd.	2,264	214,763
Leggett & Platt, Inc.	2,147	88,392
Lennar Corp., Class A	4,283	349,836
Mohawk Industries, Inc.(1)	915	89,295
Newell Brands, Inc.	6,276	107,696
NVR, Inc.(1)	54	220,489
PulteGroup, Inc.	3,932	182,012
Whirlpool Corp.	970	178,373
		$1,813,695
Household Products — 1.8%
Church & Dwight Co., Inc.	3,883	$363,876
Clorox Co. (The)	1,951	410,042
Colgate-Palmolive Co.	13,114	1,011,745
Kimberly-Clark Corp.	5,312	784,370
Procter & Gamble Co. (The)	38,469	5,346,806
		$7,916,839
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	10,506	$190,264
		$190,264
Industrial Conglomerates — 1.1%
3M Co.	8,810	$1,411,186
General Electric Co.	133,883	834,091
Honeywell International, Inc.	10,844	1,785,031
Roper Technologies, Inc.	1,602	632,966
		$4,663,274
Insurance — 1.8%
Aflac, Inc.	10,141	$368,625
Allstate Corp. (The)	4,899	461,192
American International Group, Inc.	13,434	369,838
Aon PLC, Class A	3,604	743,505
Arthur J. Gallagher & Co.	3,043	321,280
Assurant, Inc.	989	119,976
Chubb, Ltd.	6,904	801,692
Cincinnati Financial Corp.	2,479	193,288
Everest Re Group, Ltd.	624	123,265
Globe Life, Inc.	1,577	126,002
Hartford Financial Services Group, Inc. (The)	5,704	210,249
Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	3,236	$ 101,384
Loews Corp.	3,898	135,455
Marsh & McLennan Cos., Inc.	7,747	888,581
MetLife, Inc.	12,033	447,267
Principal Financial Group, Inc.	4,213	169,658
Progressive Corp. (The)	8,954	847,675
Prudential Financial, Inc.	6,042	383,788
Travelers Cos., Inc. (The)	3,944	426,701
Unum Group	3,725	62,692
Willis Towers Watson PLC	2,008	419,311
WR Berkley Corp.	2,151	131,534
		$7,852,958
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	4,634	$6,791,590
Alphabet, Inc., Class C(1)	4,526	6,651,410
Facebook, Inc., Class A(1)	37,130	9,724,347
Twitter, Inc.(1)	12,238	544,591
		$23,711,938
Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.(1)	6,575	$20,702,900
Booking Holdings, Inc.(1)	626	1,070,885
eBay, Inc.	10,302	536,734
Etsy, Inc.(1)	1,825	221,975
Expedia Group, Inc.	2,181	199,976
		$22,732,470
IT Services — 5.5%
Accenture PLC, Class A	9,811	$2,217,188
Akamai Technologies, Inc.(1)	2,489	275,134
Automatic Data Processing, Inc.	6,576	917,286
Broadridge Financial Solutions, Inc.	1,791	236,412
Cognizant Technology Solutions Corp., Class A	8,294	575,769
DXC Technology Co.	4,556	81,325
Fidelity National Information Services, Inc.	9,477	1,395,109
Fiserv, Inc.(1)	8,501	876,028
FleetCor Technologies, Inc.(1)	1,307	311,197
Gartner, Inc.(1)	1,365	170,557
Global Payments, Inc.	4,577	812,784
International Business Machines Corp.	13,762	1,674,422
Jack Henry & Associates, Inc.	1,195	194,295
Leidos Holdings, Inc.	2,106	187,750
MasterCard, Inc., Class A	13,642	4,613,315
Paychex, Inc.	5,041	402,121
PayPal Holdings, Inc.(1)	18,081	3,562,499

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
VeriSign, Inc.(1)	1,546	$ 316,698
Visa, Inc., Class A	26,026	5,204,419
Western Union Co. (The)	6,409	137,345
		$ 24,161,653
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,949	$ 161,221
		$ 161,221
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	4,716	$476,033
Bio-Rad Laboratories, Inc., Class A(1)	344	177,318
Illumina, Inc.(1)	2,233	690,176
IQVIA Holdings, Inc.(1)	2,926	461,225
Mettler-Toledo International, Inc.(1)	373	360,225
PerkinElmer, Inc.	1,778	223,157
Thermo Fisher Scientific, Inc.	6,099	2,692,830
Waters Corp.(1)	966	189,027
		$5,269,991
Machinery — 1.6%
Caterpillar, Inc.	8,282	$1,235,260
Cummins, Inc.	2,301	485,879
Deere & Co.	4,793	1,062,273
Dover Corp.	2,202	238,565
Flowserve Corp.	2,403	65,578
Fortive Corp.	5,156	392,939
IDEX Corp.	1,155	210,684
Illinois Tool Works, Inc.	4,401	850,317
Ingersoll Rand, Inc.(1)	5,449	193,984
Otis Worldwide Corp.	6,350	396,367
PACCAR, Inc.	5,473	466,737
Parker-Hannifin Corp.	2,033	411,357
Pentair PLC	2,736	125,227
Snap-on, Inc.	895	131,681
Stanley Black & Decker, Inc.	2,406	390,253
Westinghouse Air Brake Technologies Corp.	2,736	169,304
Xylem, Inc.	2,753	231,582
		$7,057,987
Media — 1.3%
Charter Communications, Inc., Class A(1)	2,288	$1,428,490
Comcast Corp., Class A	70,300	3,252,078
Discovery, Inc., Class A(1)(2)	2,923	63,634
Discovery, Inc., Class C(1)	5,094	99,842
DISH Network Corp., Class A(1)	4,169	121,026
Security	Shares	Value
Media (continued)
Fox Corp., Class A	5,784	$ 160,969
Fox Corp., Class B(1)	2,865	80,134
Interpublic Group of Cos., Inc. (The)	6,573	109,572
News Corp., Class A	6,766	94,859
News Corp., Class B	2,023	28,282
Omnicom Group, Inc.	3,342	165,429
ViacomCBS, Inc., Class B(2)	8,817	246,964
		$ 5,851,279
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	22,212	$347,396
Newmont Corp.	12,283	779,356
Nucor Corp.	4,798	215,238
		$1,341,990
Multiline Retail — 0.5%
Dollar General Corp.	3,809	$798,443
Dollar Tree, Inc.(1)	3,745	342,068
Target Corp.	7,657	1,205,365
		$2,345,876
Multi-Utilities — 0.9%
Ameren Corp.	3,893	$307,858
CenterPoint Energy, Inc.	8,529	165,036
CMS Energy Corp.	4,492	275,854
Consolidated Edison, Inc.	5,211	405,416
Dominion Energy, Inc.	12,850	1,014,250
DTE Energy Co.	3,040	349,722
NiSource, Inc.	6,095	134,090
Public Service Enterprise Group, Inc.	7,887	433,075
Sempra Energy	4,424	523,625
WEC Energy Group, Inc.	4,825	467,543
		$4,076,469
Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	6,135	$58,099
Cabot Oil & Gas Corp.	6,455	112,059
Chevron Corp.	28,796	2,073,312
Concho Resources, Inc.	3,280	144,714
ConocoPhillips	16,727	549,315
Devon Energy Corp.	6,457	61,083
Diamondback Energy, Inc.	2,750	82,830
EOG Resources, Inc.	9,079	326,299
Exxon Mobil Corp.	65,202	2,238,385
Hess Corp.	4,142	169,532
HollyFrontier Corp.	2,668	52,586

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	30,825	$ 380,072
Marathon Oil Corp.	13,891	56,814
Marathon Petroleum Corp.	10,275	301,469
Noble Energy, Inc.	8,122	69,443
Occidental Petroleum Corp.	12,804	128,168
ONEOK, Inc.	6,740	175,105
Phillips 66	6,679	346,239
Pioneer Natural Resources Co.	2,513	216,093
Valero Energy Corp.	6,498	281,493
Williams Cos., Inc. (The)	18,923	371,837
		$8,194,947
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,506	$765,185
		$765,185
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	34,779	$2,096,826
Catalent, Inc.(1)	2,511	215,092
Eli Lilly & Co.	12,257	1,814,281
Johnson & Johnson	40,630	6,048,994
Merck & Co., Inc.	38,975	3,232,976
Mylan NV(1)	8,689	128,858
Perrigo Co. PLC	2,125	97,559
Pfizer, Inc.	85,693	3,144,933
Zoetis, Inc.	7,267	1,201,744
		$17,981,263
Professional Services — 0.3%
Equifax, Inc.	1,858	$291,520
IHS Markit, Ltd.	5,705	447,900
Nielsen Holdings PLC	6,382	90,497
Robert Half International, Inc.	1,884	99,739
Verisk Analytics, Inc.	2,484	460,310
		$1,389,966
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	5,297	$248,800
		$248,800
Road & Rail — 1.0%
CSX Corp.	11,702	$908,894
J.B. Hunt Transport Services, Inc.	1,331	168,212
Kansas City Southern	1,443	260,938
Norfolk Southern Corp.	3,902	834,989
Old Dominion Freight Line, Inc.	1,516	274,275
Security	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	10,476	$ 2,062,410
		$ 4,509,718
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	17,957	$ 1,472,294
Analog Devices, Inc.	5,652	659,815
Applied Materials, Inc.	13,969	830,457
Broadcom, Inc.	6,201	2,259,148
Intel Corp.	65,585	3,395,991
KLA Corp.	2,378	460,714
Lam Research Corp.	2,227	738,807
Maxim Integrated Products, Inc.	4,159	281,190
Microchip Technology, Inc.	3,899	400,661
Micron Technology, Inc.(1)	16,993	797,991
NVIDIA Corp.	9,525	5,155,121
Qorvo, Inc.(1)	1,838	237,120
QUALCOMM, Inc.	17,417	2,049,633
Skyworks Solutions, Inc.	2,602	378,591
Teradyne, Inc.	2,539	201,749
Texas Instruments, Inc.	14,140	2,019,051
Xilinx, Inc.	3,793	395,382
		$21,733,715
Software — 9.0%
Adobe, Inc.(1)	7,392	$3,625,259
ANSYS, Inc.(1)	1,354	443,069
Autodesk, Inc.(1)	3,419	789,823
Cadence Design Systems, Inc.(1)	4,264	454,670
Citrix Systems, Inc.	1,864	256,692
Fortinet, Inc.(1)	2,164	254,941
Intuit, Inc.	4,004	1,306,145
Microsoft Corp.	116,912	24,590,101
NortonLifeLock, Inc.	8,727	181,871
Oracle Corp.	29,850	1,782,045
Paycom Software, Inc.(1)	800	249,040
salesforce.com, inc.(1)	14,024	3,524,512
ServiceNow, Inc.(1)	2,934	1,422,990
Synopsys, Inc.(1)	2,379	509,058
Tyler Technologies, Inc.(1)	640	223,078
		$39,613,294
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	1,108	$170,078
AutoZone, Inc.(1)	357	420,417
Best Buy Co., Inc.	3,546	394,634
CarMax, Inc.(1)	2,494	229,224

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Gap, Inc. (The)	3,143	$ 53,525
Home Depot, Inc. (The)	16,656	4,625,538
L Brands, Inc.	4,029	128,163
Lowe's Cos., Inc.	11,669	1,935,420
O'Reilly Automotive, Inc.(1)	1,158	533,931
Ross Stores, Inc.	5,543	517,273
Tiffany & Co.	1,652	191,384
TJX Cos., Inc. (The)	18,340	1,020,621
Tractor Supply Co.	1,865	267,329
Ulta Beauty, Inc.(1)	905	202,702
		$10,690,239
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	248,257	$28,750,643
Hewlett Packard Enterprise Co.	20,477	191,870
HP, Inc.	21,008	398,942
NetApp, Inc.	3,724	163,260
Seagate Technology PLC	3,658	180,230
Western Digital Corp.	4,706	172,004
Xerox Holdings Corp.	3,205	60,158
		$29,917,107
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(2)	5,429	$85,507
NIKE, Inc., Class B	19,196	2,409,866
PVH Corp.	1,085	64,709
Ralph Lauren Corp., Class A	811	55,124
Tapestry, Inc.	4,928	77,024
Under Armour, Inc., Class A(1)	3,534	39,687
Under Armour, Inc., Class C(1)	3,507	34,509
VF Corp.	4,973	349,353
		$3,115,779
Tobacco — 0.7%
Altria Group, Inc.	28,425	$1,098,342
Philip Morris International, Inc.	24,039	1,802,685
		$2,901,027
Trading Companies & Distributors — 0.2%
Fastenal Co.	9,076	$409,237
United Rentals, Inc.(1)	1,164	203,118
W.W. Grainger, Inc.	676	241,176
		$853,531
Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	2,861	$ 414,502
		$ 414,502
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	8,898	$ 1,017,575
		$ 1,017,575
Total Common Stocks (identified cost $181,525,860)		$430,672,321

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR S&P 500 ETF Trust(2)	8,500	$ 2,846,565
Total Exchange-Traded Funds (identified cost $2,656,970)		$ 2,846,565

Short-Term Investments — 1.5%
Other — 1.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	5,386,015	$ 5,386,553
Total Other (identified cost $5,387,092)		$ 5,386,553
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(5)	280,550	$ 280,550
Total Securities Lending Collateral (identified cost $280,550)		$ 280,550

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 4/22/21(6)	$1,000	$ 999,408
Total U.S. Treasury Obligations (identified cost $999,267)		$ 999,408
Total Short-Term Investments (identified cost $6,666,909)		$ 6,666,511
Total Investments — 100.1% (identified cost $190,849,739)		$440,185,397

Other Assets, Less Liabilities — (0.1)%	$ (614,096)
Net Assets — 100.0%	$439,571,301

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $4,005,604 and the total market value of the collateral received by the Fund was $4,088,879, comprised of cash of $280,550 and U.S. government and/or agencies securities of $3,808,329.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	40	Long	12/18/20	$6,704,000	$83,790
					$83,790
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $5,386,553, which represents 1.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$25,458,816	$(20,072,668)	$944	$(539)	$5,386,553	$1,675	5,386,015
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P 500® Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$430,672,321(1)	$—	$—	$430,672,321
Exchange-Traded Funds	2,846,565	—	—	2,846,565
Short-Term Investments:
Other	—	5,386,553	—	5,386,553
Securities Lending Collateral	280,550	—	—	280,550
U.S. Treasury Obligations	—	999,408	—	999,408
Total Investments	$433,799,436	$6,385,961	$ —	$440,185,397
Futures Contracts	$83,790	$ —	$ —	$83,790
Total	$433,883,226	$6,385,961	$ —	$440,269,187

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.